FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Statements of Operations and Comprehensive Income) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Operating expenses:
General and administrative	$ (11,374)	¥ (73,678)	¥ (96,911)	¥ (38,160)
Total operating expenses	(399,826)	(2,589,992)	(1,641,276)	(1,562,821)
Income (Loss) from operations	1,305	8,451	(56,856)	(40,985)
Interest income	1,364	8,834	3,156	4,574
Exchange loss	(19)	(124)	(2,650)	(376)
Net income (loss)	$ 3,493	¥ 22,621	(59,814)	¥ (37,771)
Deemed dividend from issuance of convertible redeemable preferred shares			(16,666)
Change in redemption value of convertible redeemable preferred shares	$ (3,911)	¥ (25,332)	(79,169)	¥ (61,435)
Net loss attributable to ordinary shareholders	(418)	(2,711)	(155,649)	(99,206)
Net income (loss)	3,493	22,621	(59,814)	(37,771)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	2,780	18,008	1,249	(45)
Comprehensive income (loss)	6,273	40,629	(58,565)	¥ (37,816)
Parent Company [Member]
Operating expenses:
General and administrative	(483)	(3,126)	¥ (66)
Other operating income	216	1,399
Total operating expenses	(267)	(1,727)	¥ (66)
Income (Loss) from operations	(267)	(1,727)	¥ (66)
Interest income	182	1,175
Exchange loss	(73)	(471)	¥ (2,414)
Equity in income (loss) of subsidiaries and VIE	3,651	23,644	(57,334)	¥ (1,242)
Net income (loss)	$ 3,493	¥ 22,621	(59,814)	(1,242)
Deemed dividend from issuance of convertible redeemable preferred shares			(16,666)
Change in redemption value of convertible redeemable preferred shares	$ (3,911)	¥ (25,332)	(79,169)	(1,058)
Net loss attributable to ordinary shareholders	(418)	(2,711)	(155,649)	(2,300)
Net income (loss)	3,493	22,621	(59,814)	(1,242)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	2,780	18,008	1,249	(45)
Comprehensive income (loss)	$ 6,273	¥ 40,629	¥ (58,565)	¥ (1,287)